LONG-TERM DEBT - MORTGAGES AND TERM LOAN (Tables)	12 Months Ended
Jul. 31, 2014
LONG-TERM DEBT - MORTGAGES AND TERM LOAN [Abstract]
Schedule of long-term debt
			July 31, 2014		July 31, 2013
	Current
	Annual	Final	Due	Due	Due	Due
	Interest	Payment	Within	After	Within	After
	Rate	Date	One Year	One Year	One Year	One Year
Mortgages:
Fishkill, New York property	6.98%	2/18/15	$68,112	$1,470,463	$48,320	$1,538,575
Bond St. building, Brooklyn, NY	6.98%	2/18/15	171,888	3,710,872	121,942	3,882,760
Total			$240,000	$5,181,335	$170,262	$5,421,335